Interest income and expense	12 Months Ended
Oct. 31, 2019
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Interest income and expense

Note 29	Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the year ended October 31		Interest income	Interest expense
2019	IFRS 9
	Measured at amortized cost (1)	$17,871	$9,824
	Debt securities measured at FVOCI (1)	960	n/a
	Other (2)	1,866	322
	Total	$20,697	$10,146
2018	IFRS 9
	Measured at amortized cost (1)	$15,275	$7,139
	Debt securities measured at FVOCI (1)	749	n/a
	Other (2)	1,481	301
	Total	$17,505	$7,440
2017	IAS 39
	Amortized cost and HTM (1)	$11,712	$4,359
	AFS debt securities (1)	480	n/a
	Other (2)	1,401	257
	Total	$13,593	$4,616

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.